UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.1%
AEROSPACE	1.4%
ASTRONICS CORP.*		20,000	$746,000
CPI AEROSTRUCTURES, INC.*		31,400	306,150
			1,052,150

AIR TRANSPORT	2.6%
ATLAS AIR WORLDWIDE HLDGS., INC.*		12,400	749,580
SKYWEST, INC.		22,500	1,224,000
			1,973,580
ALTERNATIVE ENERGY	1.0%
AMERESCO, INC.*		60,008	780,104

AUTO PARTS	1.8%
COOPER-STANDARD HLDGS., INC.*		3,200	392,992
STONERIDGE, INC.*		36,500	1,007,400
			1,400,392

BANKS - DIVERSIFIED	3.7%
CENTERSTATE BANK CORP.		21,200	562,436
ENTERPRISE FINANCIAL SERVICES CORP.		15,300	717,570
FIRST INTERNET BANCORP		17,900	662,300
PACIFIC PREMIER BANCORP, INC.*		22,000	884,400
			2,826,706

BEVERAGE - BREWERS & DISTILLERS	1.0%
CRAFT BREW ALLIANCE, INC.*		39,000	725,400

BIOTECHNOLOGY	3.1%
ARENA PHARMACEUTICALS, INC.*		5,600	221,200
BIOCRYST PHARMACEUTICALS, INC.*		24,000	114,480
INSMED, INC.*		6,900	155,388
LIGAND PHARMACEUTICALS, INC.*		3,700	611,092
PROGENICS PHARMACEUTICALS, INC.*		14,000	104,440
VANDA PHARMACEUTICALS, INC.*		8,500	143,225
VERICEL CORP.*		80,000	796,000
XENCOR, INC.*		8,100	242,838
			2,388,663

BUILDING MATERIALS	1.5%
PATRICK INDUSTRIES, INC.*		18,725	1,158,141

CASINOS & GAMBLING	1.3%
ELDORADO RESORTS, INC.*		31,200	1,029,600

CHEMICALS - DIVERSIFIED	0.9%
RAYONIER ADVANCED MATERIALS, INC.		31,100	667,717

COMMERCIAL FINANCE & MORTGAGE CO.	1.3%
WALKER & DUNLOP, INC.		16,100	956,662

COMMERCIAL SERVICES	0.7%
H&E EQUIPMENT SERVICES, INC.		14,800	569,652

COMMERCIAL VEHICLES & PARTS	3.0%
MODINE MANUFACTURING CO.*		27,200	575,280
SPARTAN MOTORS, INC.*		100,300	1,725,160
			2,300,440

COMMUNICATIONS TECHNOLOGY	4.2%
BANDWIDTH, INC.*		21,700	708,722
COMTECH TELECOMMUNICATIONS CORP.*		34,200	1,022,238
EXTREME NETWORKS, INC.*		134,800	1,492,236
			3,223,196

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.3%
ASURE SOFTWARE, INC.*		65,300	799,272
BLUCORA, INC.*		53,700	1,321,020
CARBONITE, INC.*		40,100	1,154,880
DATAWATCH CORP.*		141,948	1,227,850
LIMELIGHT NETWORKS, INC.*		211,100	867,621
MOBILEIRON, INC.*		200,000	990,000
ONE STOP SYSTEMS, INC.*		50,000	220,000
VARONIS SYSTEMS, INC.*		8,200	496,100
VASCO DATA SECURITY INTERNATIONAL, INC.*		42,400	549,080
XPRESSPA GROUP, INC.*		261,000	187,920
			7,813,743

COMPUTER TECHNOLOGY	1.6%
USA TECHNOLOGIES, INC.*		135,400	1,218,600

CONSTRUCTION	1.0%
STERLING CONSTRUCTION CO, INC.*		68,300	782,718

CONSUMER SERVICES - MISCELLANEOUS	1.7%
CARE.COM, INC.*		79,300	1,290,211

CONTAINERS & PACKAGING	0.9%
VERITIV CORP.*		18,213	713,950

DIVERSIFIED MANUFACTURING	1.2%
KOPPERS HLDGS., INC.*		22,200	912,420

DIVERSIFIED MANUFACTURING OPERATIONS	1.9%
HARSCO CORP.*		71,400	1,474,410

EDUCATION SERVICES	3.9%
CAREER EDUCATION CORP.*		153,293	2,014,270
ROSETTA STONE, INC.*		75,300	990,195
			3,004,465

HEALTHCARE SERVICES	2.4%
ALMOST FAMILY, INC.*		4,000	224,000
AMN HEALTHCARE SERVICES, INC.*		10,700	607,225
LHC GROUP, INC.*		16,200	997,272
			1,828,497

HOMEBUILDING	1.4%
CENTURY COMMUNITIES, INC.*		34,700	1,039,265

HOUSEHOLD EQUIPMENT & PRODUCTS	1.4%
CENTRAL GARDEN & PET CO.*		25,100	1,079,300

LUXURY ITEMS	1.8%
MOVADO GROUP, INC.*		35,800	1,374,720

MACHINERY - AGRICULTURAL	0.9%
TITAN INTERNATIONAL, INC.		55,000	693,550

MACHINERY - INDUSTRIAL	4.6%
COLUMBUS MCKINNON CORP.		21,700	777,728
KADANT, INC.		7,600	718,200
MANITEX INTERNATIONAL, INC.*		125,900	1,439,037
TWIN DISC, INC.*		27,700	602,198
			3,537,163

MACHINERY - SPECIALTY	1.3%
HURCO COS., INC.		22,000	1,009,800

MANUFACTURED HOUSING	1.5%
SKYLINE CORP.*		50,603	1,113,266

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.6%
INTERSECT ENT, INC.*		29,500	1,159,350
ORASURE TECHNOLOGIES, INC.*		51,000	861,390
			2,020,740

MEDICAL EQUIPMENT	5.1%
ACCURAY, INC.*		186,500	932,500
INOGEN, INC.*		7,600	933,584
INTRICON CORP.*		29,300	586,000
LANTHEUS HLDGS., INC.*		39,400	626,460
TACTILE SYSTEMS TECHNOLOGY, INC.*		23,600	750,480
			3,829,024

METAL FABRICATING	2.0%
DMC GLOBAL, INC.		58,000	1,551,500

OIL CRUDE PRODUCER	0.9%
RING ENERGY, INC.*		46,200	662,970

OIL WELL EQUIPMENT & SERVICES	1.1%
ION GEOPHYSICAL CORP.*		30,225	819,098

PAINTS & COATINGS	1.3%
FERRO CORP.*		42,000	975,240

PHARMACEUTICALS	1.1%
JUNIPER PHARMACEUTICALS, INC.*		80,000	812,000

POWER TRANSMISSION EQUIPMENT	0.9%
VICOR CORP.*		23,100	659,505

PRODUCTION TECHNOLOGY EQUIPMENT	0.7%
ELECTRO SCIENTIFIC INDUSTRIES, INC.*		28,300	547,039

RECREATIONAL VEHICLES & BOATS	2.7%
MALIBU BOATS, INC.*		45,500	1,511,055
MCBC HLDGS., INC.*		21,700	546,840
			2,057,895

SCIENTIFIC INSTRUMENTS - CONTROL & FILTER	1.1%
CONTROL4 CORP.*		38,900	835,572

SCIENTIFIC INSTRUMENTS - ELECTRICAL	0.6%
ALLIED MOTION TECHNOLOGIES, INC.		12,300	488,925

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	1.0%
VISHAY PRECISION GROUP, INC.*		23,800	741,370

SEMICONDUCTORS & COMPONENTS	5.0%
ADESTO TECHNOLOGIES CORP.*		233,100	1,724,940
AXT, INC.*		117,300	850,425
CAMTEK LTD.*		110,800	747,900
CEVA, INC.*		12,200	441,640
			3,764,905

SPECIALTY RETAIL	3.1%
CITI TRENDS, INC.*		22,000	680,020
MARINEMAX, INC.*		33,400	649,630
REGIS CORP.*		70,600	1,068,178
			2,397,828

TELECOMMUNICATIONS EQUIPMENT	1.1%
VOCERA COMMUNICATIONS, INC.*		35,300	826,726

TEXTILES APPAREL & SHOES	0.8%
ROCKY BRANDS, INC.		29,200	626,340

TOBACCO	1.2%
ALLIANCE ONE INTERNATIONAL, INC.*		36,300	945,615

TRANSPORTATION - MISCELLANEOUS	0.5%
ECHO GLOBAL LOGISTICS, INC.*		14,800	408,480

TOTAL EQUITIES
(COST: $62,260,712)			$74,909,253

TOTAL INVESTMENTS	98.1%
(COST: $62,260,712)			$74,909,253

OTHER ASSETS LESS LIABILITIES	1.9%		1,442,707

NET ASSETS - 100% (EQUIVALENT TO $24.81 PER INVESTOR CLASS SHARE BASED ON 2,576,637 INVESTOR CLASS SHARES OUTSTANDING AND $24.86 PER INSTITUTIONAL CLASS SHARE BASED ON 499,926 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$76,351,960

Cost of Investments is $62,400,279 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$15,198,448
Gross unrealized depreciation			(2,689,474)
Net unrealized appreciation			$12,508,974

* Non-income producing security during the period ended March 31, 2018

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

3/31/2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.3%
AIR TRANSPORT	3.0%
ALLEGIANT TRAVEL CO.		700	$120,785
SKYWEST, INC.		3,900	212,160
			332,945

AUTO PARTS	2.6%
DANA, INC.		4,000	103,040
MERITOR, INC.*		5,400	111,024
VISTEON CORP.*		700	77,168
			291,232

BACK OFFICE SUPPORT	0.7%
TRINET GROUP, INC.*		1,700	78,744

BANKS - DIVERSIFIED	3.6%
CENTERSTATE BANK CORP.		3,300	87,549
ENTERPRISE FINANCIAL SERVICES CORP.		2,300	107,870
PACIFIC PREMIER BANCORP, INC.*		2,700	108,540
PEOPLES BANCORP, INC.		2,900	102,805
			406,764

BIOTECHNOLOGY	2.9%
FIBROGEN, INC.*		800	36,960
INSMED, INC.*		1,100	24,772
LIGAND PHARMACEUTICALS, INC.*		500	82,580
PRA HEALTH SCIENCES, INC.*		500	41,480
VERICEL CORP.*		13,800	137,310
			323,102

BUILDING MATERIALS	3.5%
BUILDERS FIRSTSOURCE, INC.*		6,500	128,960
PATRICK INDUSTRIES, INC.*		1,800	111,330
TREX CO., INC.*		1,400	152,278
			392,568

COMMERCIAL SERVICES - RENTAL & LEASING	2.1%
H&E EQUIPMENT SERVICES, INC.		2,200	84,678
MCGRATH RENTCORP.		2,800	150,332
			235,010

COMMERCIAL VEHICLES & PARTS	2.1%
MODINE MANUFACTURING CO.*		4,700	99,405
OSHKOSH CORP.		1,800	139,086
			238,491

COMMUNICATIONS TECHNOLOGY	6.1%
EXTREME NETWORKS, INC.*		27,800	307,746
INFINERA CORP.*		16,200	175,932
LUMENTUM HLDGS., INC.*		3,200	204,160
			687,838

COMPUTER SERVICES SOFTWARE & SYSTEMS	6.2%
BLUCORA, INC.*		6,000	147,600
CARBONITE, INC.*		5,800	167,040
FIREEYE, INC.*		7,400	125,282
LOGMEIN, INC.		1,600	184,880
VARONIS SYSTEMS, INC.*		1,200	72,600
			697,402

COMPUTER TECHNOLOGY	1.0%
USA TECHNOLOGIES, INC.*		12,000	108,000

CONSUMER LENDING	2.3%
ENOVA INTERNATIONAL, INC.*		5,400	119,070
EZCORP, INC.*		10,800	142,560
			261,630

CONSUMER SERVICES - MISCELLANEOUS	1.1%
CARE.COM, INC.*		7,900	128,533

CONTAINERS & PACKAGING	0.9%
VERITIV CORP.*		2,700	105,840

DIVERSIFIED FINANCIAL SERVICES	0.9%
STIFEL FINANCIAL CORP.		1,700	100,691

DIVERSIFIED MANUFACTURING OPERATIONS	3.0%
HARSCO CORP.*		9,900	204,435
ITT, INC.		2,700	132,246
			336,681

DIVERSIFIED RETAIL	2.1%
AARON'S, INC.		1,800	83,880
OLLIE'S BARGAIN OUTLET HLDGS., INC.*		2,600	156,780
			240,660

EDUCATION SERVICES	2.3%
CAREER EDUCATION CORP.*		19,500	256,230

ENGINEERING & CONTRACTING SERVICES	2.3%
MASTEC, INC.*		2,500	117,625
TOPBUILD CORP.*		1,900	145,388
			263,013

ENVIRONMENTAL MAINTENANCE & SECURITY SERVICES	1.0%
BRINKS CO.		1,500	107,025

FINANCIAL DATA & SYSTEMS	1.3%
GREEN DOT CORP.*		2,200	141,152

FOODS	2.3%
FLOWERS FOODS, INC.		5,200	113,672
PERFORMANCE FOOD GROUP CO.*		4,700	140,295
			253,967

HEALTHCARE SERVICES	0.8%
LHC GROUP, INC.*		1,500	92,340

HOUSEHOLD EQUIPMENT & PRODUCTS	2.0%
CENTRAL GARDEN & PET CO.*		2,100	90,300
SODASTREAM INTERNATIONAL LTD.*		1,500	137,745
			228,045

INSURANCE - PROPERTY CASUALTY	1.7%
FIRST AMERICAN FINANCIAL CORP.		2,000	117,360
NMI HLDGS., INC.*		4,600	76,130
			193,490

MACHINERY - INDUSTRIAL	1.8%
COLUMBUS MCKINNON CORP.		3,100	111,104
KADANT, INC.		1,000	94,500
			205,604

MANUFACTURED HOUSING	1.0%
CAVCO INDUSTRIES, INC.*		640	111,200

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.9%
ICU MEDICAL, INC.*		350	88,340
INTERSECT ENT, INC.*		3,200	125,760
MERIT MEDICAL SYSTEMS, INC.*		2,900	131,515
ORASURE TECHNOLOGIES, INC.*		6,200	104,718
ORTHOFIX INTERNATIONAL NV*		1,700	99,926
			550,259

MEDICAL EQUIPMENT	4.4%
HAEMONETICS CORP.*		2,400	175,584
INOGEN, INC.*		1,100	135,124
LANTHEUS HLDGS., INC.*		5,700	90,630
TACTILE SYSTEMS TECHNOLOGY, INC.*		2,800	89,040
			490,378

OIL CRUDE PRODUCER	0.6%
CALLON PETROLEUM CO.*		5,000	66,200

PAINTS & COATINGS	0.7%
FERRO CORP.*		3,600	83,592

PHARMACEUTICALS	2.7%
IMPAX LABORATORIES, INC.*		6,500	126,425
INNOVIVA, INC.*		3,300	55,011
PHIBRO ANIMAL HEALTH CORP.		3,000	119,100
			300,536

PRODUCTION TECHNOLOGY EQUIPMENT	1.1%
ELECTRO SCIENTIFIC INDUSTRIES, INC.*		6,500	125,645

RECREATIONAL VEHICLES & BOATS	1.2%
MALIBU BOATS, INC.*		4,100	136,161

RESTAURANTS	0.8%
BJ'S RESTAURANTS, INC.		2,000	89,800

SCIENTIFIC INSTRUMENTS - CONTROL & FILTER	2.0%
CONTROL4 CORP.*		5,200	111,696
MSA SAFETY, INC.*		1,400	116,536
			228,232

SCIENTIFIC INSTRUMENTS - ELECTRICAL	0.9%
WESCO INTERNATIONAL, INC.*		1,700	105,485

SEMICONDUCTORS & COMPONENTS	4.1%
MELLANOX TECHNOLOGIES LTD.*		1,300	94,705
MONOLITHIC POWER SYSTEMS, INC.		1,100	127,347
SILICON LABORATORIES, INC.*		1,300	116,870
SMART GLOBAL HLDGS., INC.*		2,400	119,616
			458,538

SPECIALTY RETAIL	5.9%
AT HOME GROUP, INC.*		5,800	185,832
BURLINGTON STORES, INC.*		1,500	199,725
REGIS CORP.*		8,500	128,605
THE CHILDREN'S PLACE, INC.		1,000	135,250
			649,412

TEXTILES APPAREL & SHOES	1.6%
G-III APPAREL GROUP LTD.*		3,000	113,040
WOLVERINE WORLD WIDE, INC.		2,500	72,250
			185,290

TRUCKERS	1.2%
SAIA, INC.*		1,800	135,270

UTILITIES - TELECOMMUNICATIONS	1.6%
VONAGE HLDGS. CORP.*		17,200	183,180

TOTAL EQUITIES
(COST: $9,149,449)			$10,606,175

TOTAL INVESTMENTS	94.3%
(COST: $9,149,449)			$10,606,175

OTHER ASSETS LESS LIABILITIES	5.7%		645,783

NET ASSETS - 100% (EQUIVALENT TO $16.42 PER INVESTOR CLASS SHARE BASED ON 374,995 INVESTOR CLASS SHARES OUTSTANDING AND $16.47 PER INSTITUTIONAL CLASS SHARE BASED ON 309,164 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$11,251,958

Cost of Investments is $9,159,297 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,663,582
Gross unrealized depreciation			(216,704)
Net unrealized appreciation			$1,446,878

* Non-income producing security during the period ended March 31, 2018

OBERWEIS SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	86.9%
AEROSPACE	2.9%
ESTERLINE TECHNOLOGIES CORP.*		2,700	$197,505
TRIUMPH GROUP, INC.		36,620	922,824
			1,120,329

AIR TRANSPORT	2.3%
BRISTOW GROUP, INC.*		24,130	313,690
HAWAIIAN HLDGS., INC.		9,500	367,650
SPIRIT AIRLINES, INC.*		4,700	177,566
			858,906

ALUMINUM	0.6%
KAISER ALUMINUM CORP.		2,180	219,962

ASSET MANAGEMENT & CUSTODIAN	1.2%
LEGG MASON, INC.		10,845	440,849

AUTO PARTS	0.9%
TOWER INTERNATIONAL, INC.		12,190	338,273

AUTO SERVICES	0.5%
COOPER TIRE & RUBBER CO.		7,220	211,546

BACK OFFICE SUPPORT	2.0%
FTI CONSULTING, INC.*		6,000	290,460
KORN/FERRY INTERNATIONAL		8,860	457,087
			747,547

BANKS - DIVERSIFIED	17.1%
ASSOCIATED BANC-CORP		32,940	818,559
CENTRAL PACIFIC FINANCIAL CORP.		27,380	779,235
FIRST COMMONWEALTH FINANCIAL CORP.		55,505	784,286
FULTON FINANCIAL CORP.		14,935	265,096
HANCOCK HLDG. CO.		8,275	427,817
MB FINANCIAL, INC.		8,875	359,260
OLD NATIONAL BANCORP		57,200	966,680
SIMMONS FIRST NATIONAL CORP.		28,068	798,535
UMB FINANCIAL CORP.		4,100	296,799
UNION BANKSHARES CORP.		27,629	1,014,261
			6,510,528

BIOTECHNOLOGY	0.3%
MYRIAD GENETICS, INC.*		4,230	124,996

COMMERCIAL FINANCE & MORTGAGE	0.4%
WALKER & DUNLOP, INC		2,466	146,530

COMMERCIAL VEHICLES & PARTS	1.5%
OSHKOSH CORP.		4,710	363,942
WABASH NATIONAL CORP.*		10,700	222,667
			586,609

COMMUNICATIONS TECHNOLOGY	0.8%
INFINERA CORP.*		11,600	125,976
INTERDIGITAL, INC.		2,600	191,360
			317,336

COMPUTER SERVICES SOFTWARE & SYSTEMS	7.0%
CACI INTERNATIONAL, INC.*		1,700	257,295
INOVALON HLDGS., INC.*		42,540	450,924
SCIENCE APPLICATIONS INTERNATIONAL CORP.		2,140	168,632
TIVO CORP.		90,561	1,227,102
VERINT SYSTEMS, INC.*		12,880	548,688
			2,652,641

COMPUTER TECHNOLOGY	0.5%
SYNAPTICS, INC.*		4,700	214,931

CONSTRUCTION	1.1%
AEGION CORP.*		18,065	413,869

CONTAINERS & PACKAGING	1.2%
BEMIS CO., INC.		10,630	462,618

DIVERSIFIED FINANCIAL SERVICES	0.6%
STIFEL FINANCIAL CORP.		3,550	210,267

DIVERSIFIED MANUFACTURING OPERATIONS	0.9%
FEDERAL SIGNAL CORP.		15,180	334,264

DRUG & GROCERY STORE CHAINS	1.2%
WEIS MARKETS, INC.		10,900	446,682

ELECTRONICS COMPONENTS	1.0%
METHODE ELECTRONICS, INC.		9,970	389,827

ENGINEERING & CONTRACTING SERVICES	1.5%
TETRA TECH, INC.		11,480	561,946

ENTERTAINMENT	1.4%
AMC ENTERTAINMENT HLDGS., INC.		37,500	526,875

FINANCIAL DATA & SYSTEMS	2.1%
CORELOGIC, INC.*		8,600	388,978
MORNINGSTAR, INC.		4,245	405,482
			794,460

FOODS	0.7%
FLOWERS FOODS, INC.		12,050	263,413

HEALTHCARE SERVICES	1.1%
ENSIGN GROUP, INC.		15,240	400,812

HOUSEHOLD FURNISHINGS	0.7%
ETHAN ALLEN INTERIORS, INC.		10,930	250,843

INSURANCE: LIFE	1.4%
CNO FINANCIAL GROUP, INC.		24,830	538,066

INSURANCE: PROPERTY-CASUALTY	3.9%
FIRST AMERICAN FINANCIAL CORP.		6,590	386,701
HERITAGE INSURANCE HLDGS., INC.		25,220	382,335
PROASSURANCE CORP.		8,968	435,396
RADIAN GROUP, INC.		14,500	276,080
			1,480,512

LUXURY ITEMS	0.3%
SIGNET JEWELERS LTD.		3,300	127,116

MACHINERY - AGRICULTURAL	1.4%
AGCO CORP.		3,950	256,157
LINDSAY CORP.		3,005	274,777
			530,934

MACHINERY - CONSTRUCTION & HANDLING	0.8%
HYSTER-YALE MATERIALS HANDLING, INC.		4,240	296,503

MEDICAL EQUIPMENT	1.2%
BRUKER CORP.		15,060	450,595

METAL FABRICATING	1.3%
TIMKEN CO.		10,500	478,800

OIL CRUDE PRODUCER	1.1%
GULFPORT ENERGY CORP.*		16,300	157,295
SM ENERGY CO.*		14,730	265,582
			422,877

OIL REFINING & MARKETING	0.8%
PBF ENERGY, INC.		8,980	304,422

OIL WELL EQUIPMENT & SERVICES	2.6%
OIL STATES INTERNATIONAL, INC.*		21,245	556,619
SUPERIOR ENERGY SERVICES, INC.*		51,655	435,452
			992,071

RESTAURANTS	2.5%
CHEESECAKE FACTORY, INC.		10,160	489,915
PAPA JOHN'S INTERNATIONAL, INC.		8,000	458,400
			948,315

SEMICONDUCTORS & COMPONENTS	1.2%
VISHAY INTERTECHNOLOGY, INC.		24,400	453,840

SHIPPING	1.9%
MATSON, INC.		24,580	703,971

SPECIALTY RETAIL	4.3%
EXPRESS, INC.*		23,560	168,690
MURPHY USA, INC.*		4,510	328,328
PENSKE AUTOMOTIVE GROUP, INC.		3,690	163,578
WILLIAMS-SONOMA, INC.		18,620	982,391
			1,642,987

STEEL	1.8%
CARPENTER TECHNOLOGY CORP.		9,850	434,582
COMMERCIAL METALS CO.		12,700	259,842
			694,424
TECHNOLOGY - MISCELLANEOUS	0.3%
PLEXUS CORP.*		1,600	95,568

TEXTILES APPAREL & SHOES	1.7%
WOLVERINE WORLD WIDE, INC.		22,050	637,245

TEXTILE PRODUCTS	1.7%
UNIFI, INC.*		17,880	648,150

UTILITIES - ELECTRIAL	1.1%
PORTLAND GENERAL ELECTRIC CO.		10,700	433,457

UTILITIES - GAS DISTRIBUTORS	1.8%
NEW JERSEY RESOURCES CORP.		7,700	308,770
SOUTHWEST GAS HLDGS., INC.		5,550	375,347
			684,117

UTILITIES - WATER	2.3%
AMERICAN STATES WATER CO.		16,550	878,143

TOTAL EQUITIES
(COST: $30,768,242)			32,988,972

REAL ESTATE INVESTMENT TRUSTS	12.5%
HEALTH CARE	1.6%
NATIONAL HEALTH INVESTORS, INC.		3,365	226,431
PHYSICIANS REALTY TRUST		25,381	395,182
			621,613

LODGING & RESORT	6.9%
HERSHA HOSPITALITY TRUST		47,205	844,970
LASALLE HOTEL PROPERTIES		10,600	307,506
RYMAN HOSPITALITY PROPERTIES, INC.		11,505	891,062
XENIA HOTELS & RESORTS, INC.		28,900	569,908
			2,613,446

OFFICE	0.9%
COUSINS PROPERTIES, INC.		37,965	329,536

OTHER SPECIALTY	0.4%
GEO GROUP, INC.*		7,200	147,384

RESIDENTIAL	0.6%
DYNEX CAPITAL, INC.		35,945	238,315

RETAIL	1.2%
TANGER FACTORY OUTLET CENTERS, INC.		19,900	437,800

STORAGE	0.9%
LIFE STORAGE, INC.		4,315	360,389

TOTAL REAL ESTATE INVESTMENT TRUSTS			$4,748,483
(COST: $4,633,919)

TOTAL INVESTMENTS	99.4%		$37,737,455
(COST: $35,402,161)

OTHER ASSETS LESS LIABILITIES	0.6%		244,361

NET ASSETS - 100% (EQUIVALENT TO $20.58 PER SHARE BASED ON 1,845,439 SHARES OUTSTANDING)			$37,981,816

Cost of Investments is $35,798,703 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$4,511,512
Gross unrealized depreciation			(2,572,760)
Net unrealized appreciation			$1,938,752

* Non-income producing security during the period ended March 31, 2018

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.0%
CANADA	1.2%
AIR CANADA*		30,000	$623,331

CHINA	6.3%
GEELY AUTOMOBILE HLDGS. LTD.*		245,000	705,512
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		30,000	553,885
TAL EDUCATION GROUP ADS*		15,100	560,059
VIPSHOP HLDGS. LTD. ADS*		50,000	831,000
WEIBO CORP.*		6,200	741,148
			3,391,604

GERMANY	1.8%
HELLOFRESH SE*		23,600	385,638
S&T AG*		26,000	574,898
			960,536

HONG KONG	2.7%
NAMESON HLDGS. LTD.*		2,288,000	489,773
UNITED LABORATORIES INTERNATIONAL HLDGS. LTD.*		914,000	946,818
			1,436,591
ISRAEL	1.1%
MELLANOX TECHNOLOGIES LTD.*		7,900	575,515

JAPAN	5.9%
OPEN HOUSE CO. LTD.		13,600	826,954
OUTSOURCING, INC.		58,500	1,003,360
TOKAI CARBON CO. LTD.*		49,000	713,322
WDB HLDGS. CO. LTD.		17,800	634,847
			3,178,483
NETHERLANDS
AALBERTS INDUSTRIES NV*	1.8%	19,200	977,128

NORWAY	3.6%
SUBSEA 7 SA*		61,800	795,468
XXL ASA*		107,700	1,110,648
			1,906,116

SWEDEN	3.9%
DOMETIC GROUP AB*		50,000	456,598
EVOLUTION GAMING GROUP AB*		8,200	449,194
FORTNOX AB		86,350	512,942
G5 ENTERTAINMENT AB*		9,900	361,863
LIFCO AB*		7,600	292,175
			2,072,772

SWITZERLAND	1.5%
AMS AG*		7,600	793,866

UNITED KINGDOM	7.8%
GVC HLDGS. PLC		68,600	884,447
HILL & SMITH HLDGS. PLC		50,000	932,239
JUST EAT PLC*		132,700	1,300,192
ROBERT WALTERS PLC*		70,600	673,513
RWS HLDGS. PLC		67,600	419,181
			4,209,572

UNITED STATES OF AMERICA	57.4%
AGCO CORP.		11,800	765,230
AMC ENTERTAINMENT HLDGS., INC.		56,400	792,420
AMN HEALTHCARE SERVICES, INC.*		11,700	663,975
AT HOME GROUP, INC.*		19,000	608,760
AXT, INC.*		66,600	482,850
BLUCORA, INC.*		28,300	696,180
BURLINGTON STORES, INC.*		11,700	1,557,855
CALLON PETROLEUM CO.*		34,800	460,752
CARBONITE, INC.*		51,300	1,477,440
CARE.COM, INC.*		39,300	639,411
CAREER EDUCATION CORP.*		50,000	657,000
CENTERSTATE BANK CORP.		26,600	705,698
CENTRAL GARDEN & PET CO.*		17,700	761,100
CEVA, INC.*		23,900	865,180
COLUMBUS MCKINNON CORP.		15,000	537,600
CONTROL4 CORP.*		22,600	485,448
DIAMONDBACK ENERGY, INC.*		8,000	1,012,160
EXTREME NETWORKS, INC.*		116,200	1,286,334
GREEN DOT CORP.*		8,400	538,944
INTERSECT ENT, INC.*		15,500	609,150
LHC GROUP, INC.*		12,700	781,812
LIGAND PHARMACEUTICALS, INC.*		5,100	842,316
LOGMEIN, INC.		12,300	1,421,265
LUMENTUM HLDGS., INC.*		21,400	1,365,320
MERITOR, INC.*		30,600	629,136
MONOLITHIC POWER SYSTEMS, INC.		5,900	683,043
ORASURE TECHNOLOGIES, INC.*		46,500	785,385
OSHKOSH CORP.		14,800	1,143,596
PACIFIC PREMIER BANCORP, INC.*		16,300	655,260
PATRICK INDUSTRIES, INC.*		10,500	649,425
SKYWEST, INC.		11,100	603,840
THE CHILDREN'S PLACE, INC.		9,300	1,257,825
TIVITY HEALTH, INC.*		15,000	594,750
TIVO CORP.		35,100	475,605
TREX CO., INC.*		5,100	554,727
TRIUMPH GROUP, INC.		20,700	521,640
VARONIS SYSTEMS, INC.*		9,500	574,750
VISHAY INTERTECHNOLOGY, INC.		30,700	571,020
WABASH NATIONAL CORP.*		23,100	480,711
WILLIAMS-SONOMA, INC.		10,600	559,256
			30,754,169

TOTAL EQUITIES
(COST: $46,355,971)			$50,879,683

TOTAL INVESTMENTS	95.0%
(COST: $46,355,971)			$50,879,683

OTHER ASSETS LESS LIABILITIES	5.0%		2,696,508

NET ASSETS - 100% (EQUIVALENT TO $27.32 PER INVESTOR CLASS SHARE BASED ON 1,597,798 INVESTOR CLASS SHARES OUTSTANDING AND $27.38 PER INSTITUTIONAL CLASS SHARE BASED ON 362,723 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$53,576,191

Cost of Investments is $46,457,081 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$7,234,514
Gross unrealized depreciation			(2,811,912)
Net unrealized appreciation			$4,422,602

* Non-income producing security during the period ended March 31, 2018

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	21.1%
Consumer Staples	1.4%
Energy	4.2%
Financials	3.5%
Health Care	10.3%
Industrials	19.1%
Information Technology	30.7%
Materials	3.2%
Real Estate	1.5%

OBERWEIS CHINA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (a)

MARCH 31, 2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.6%

AIRLINES
CHINA SOUTHERN AIRLINES CO. LTD.*	0.5%	600,000	$627,033

AUTO COMPONENTS	2.1%
MINTH GROUP LTD.*		200,000	917,614
XINYI GLASS HLDGS. LTD.*		1,000,000	1,522,145
			2,439,759

AUTOMOBILES	4.4%
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		400,000	844,510
GEELY AUTOMOBILE HLDGS. LTD.*		1,100,000	3,223,249
GUANGZHOU AUTOMOBILE GROUP CO. LTD.*		600,000	1,114,398
			5,182,157

BEVERAGES	3.8%
KWEICHOW MOUTAI CO. LTD.*		24,975	2,755,613
WULIANGYE YIBIN CO. LTD.*		149,930	1,624,099
			4,379,712

BIOTECHNOLOGY	0.4%
LUYE PHARMA GROUP LTD.*		550,000	530,357

CHEMICALS	1.2%
HENGLI PETROCHEMICAL CO., LTD.*		599,950	1,420,935

COMMERCIAL SERVICE & SUPPLY	1.0%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		800,000	1,129,574

COMMUNICATIONS EQUIPMENT	2.4%
BYD ELECTRONIC INTERNATIONAL CO. LTD.*		250,000	474,192
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD.*		360,000	1,690,507
ZTE CORP.(a)*		200,000	658,602
			2,823,301

CONSTRUCTION MATERIALS	1.3%
CHINA RESOURCES CEMENT HLDGS. LTD.*		1,700,000	1,487,072

CONTAINERS & PACKAGING	0.8%
CPMC HLDGS. LTD.*		1,400,000	904,108

DIVERSIFIED CONSUMER SERVICES	5.0%
CHINA YUHUA EDUCATION CORP. LTD.		2,500,000	1,294,628
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADS*		27,000	2,366,550
TAL EDUCATION GROUP ADS*		60,000	2,225,400
			5,886,578

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	7.0%
AAC TECHNOLOGIES HLDGS., INC.*		100,000	1,832,446
HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO. LTD.*		374,845	2,495,698
KINGBOARD CHEMICAL HLDGS. LTD.*		220,000	1,017,096
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		130,000	2,439,344
TRULY INTERNATIONAL HLDGS. LTD.*		1,500,000	383,878
			8,168,462

FOOD PRODUCTS	1.3%
HEALTH AND HAPPINESS INTERNATIONAL HLDGS. LTD.*		200,000	1,526,620

HEALTHCARE PROVIDERS & SERVICES	1.2%
HUADONG MEDICINE CO., LTD.*		139,532	1,413,022

HOTELS, RESTAURANTS & LEISURE	4.0%
CHINA LODGING GROUP LTD. ADS*		14,000	1,843,940
GALAXY ENTERTAINMENT GROUP LTD.		250,000	2,294,657
MGM CHINA HLDGS. LTD.*		200,000	520,175
			4,658,772

HOUSEHOLD DURABLES	4.4%
GREE ELECTRIC APPLIANCES INC. OF ZHUHAI*		399,921	3,009,085
MIDEA GROUP CO. LTD.*		239,842	2,129,774
			5,138,859

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	1.4%
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		1,900,000	1,090,972
CHINA EVERBRIGHT GREENTECH LTD.*		500,000	502,739
			1,593,711

INSURANCE	2.5%
CHINA PACIFIC INSURANCE GROUP CO. LTD.*		360,000	1,633,568
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		400,000	1,343,686
			2,977,254

INTERNET & DIRECT MARKETING RETAIL	3.4%
JD.COM, INC.*		35,000	1,417,150
SECOO HLDG. LTD.*		50,000	524,500
VIPSHOP HLDGS. LTD.*		120,000	1,994,400
			3,936,050

INTERNET SOFTWARE & SERVICES	22.7%
58.COM, INC.*		23,000	1,836,780
ALIBABA GROUP HLDG. LTD. ADS*		34,000	6,240,360
BAIDU, INC.*		7,000	1,562,330
BAOZUN, INC.*		40,000	1,835,200
MOMO, INC.*		45,000	1,682,100
NETEASE.COM, INC. ADS		700	196,273
SINA CORP.*		11,000	1,146,970
TENCENT HLDGS. LTD.*		176,000	9,447,544
WEIBO CORP.*		7,400	884,596
YY, INC.*		15,000	1,578,000
			26,410,153

INFORMATION TECHNOLOGY SERVICES	1.1%
51JOB, INC.*		15,000	1,290,600

METALS & MINING	0.6%
CHINA ORIENTAL GROUP CO. LTD.*		1,000,000	688,591

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	-

PHARMACEUTICALS	10.1%
CSPC PHARMACEUTICAL GROUP LTD.*		1,400,000	3,773,696
JIANGSU HENGRUI MEDICINE CO. LTD.*		149,743	1,984,777
SHANGHAI FOSUN PHARMACEUTICAL GROUP CO. LTD.*		360,000	2,230,246
UNITED LABORATORIES INTERNATIONAL HLDGS. LTD.*		2,300,000	2,393,105
YICHANG HEC CHANGJIANG PHARMACEUTICAL CO. LTD.*		297,000	1,380,088
			11,761,912

REAL ESTATE MANAGEMENT & DEVELOPMENT	4.2%
CHINA JINMAO HLDGS. GROUP LTD.*		2,600,000	1,500,528
CHINA OVERSEAS PROPERTY HLDGS. LTD.*		3,000,000	947,873
COUNTRY GARDEN HLDGS. CO. LTD.*		600,000	1,252,675
YUZHOU PROPERTIES CO. LTD.*		1,700,000	1,167,659
			4,868,735

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	1.0%
WIN SEMICONDUCTORS CORP.*		110,000	1,196,235

SOFTWARE	1.6%
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		1,800,000	1,833,531

SPECIALTY RETAIL	1.7%
CHINA YONGDA AUTOMOBILES SERVICES HLDGS. LTD.*		1,900,000	2,035,572

TEXTILES, APPAREL & LUXURY GOODS	3.9%
JNBY DESIGN LTD.*		650,000	1,328,474
NAMESON HLDGS LTD.*		1,500,000	322,832
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		270,000	2,860,592
			4,511,898

TRANSPORT INFRASTRUCTURE	1.6%
SHANGHAI INTERNATIONAL AIRPORT CO. LTD.*		239,960	1,829,702

TOTAL EQUITIES
(COST: $74,774,361)			$112,650,265

TOTAL INVESTMENTS	96.6%
(COST: $74,774,361)			$112,650,265

OTHER ASSETS LESS LIABILITIES	3.4%		3,936,960

NET ASSETS - 100% (EQUIVALENT TO $16.47 PER INVESTOR CLASS SHARE BASED ON 6,172,677 INVESTOR CLASS SHARES OUTSTANDING AND $16.45 PER INSTITUTIONAL CLASS SHARE BASED ON 907,046 INSTITUTIONAL CLASS SHARES OUTSTANDING)			$116,587,225

Cost of Investments is $75,338,727 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$41,776,439
Gross unrealized depreciation			(4,464,901)
Net unrealized appreciation			$37,311,538

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2018

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	95.6%
Taiwan	1.0%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.8%
AUSTRALIA	6.1%
ALTIUM LTD.		349,000	$5,334,178
EVOLUTION MINING LTD.		6,937,200	16,144,175
KOGAN.COM LTD.		1,114,600	7,276,574
NEXTDC, LTD.*		3,033,800	15,238,903
THE A2 MILK CO. LTD.*		1,254,000	11,037,511
			55,031,341

CANADA	5.0%
AIR CANADA*		810,600	16,842,411
MARTINREA INTERNATIONAL, INC.		754,000	8,912,931
PAREX RESOURCES, INC.*		820,847	11,544,356
SPIN MASTER CORP.*		184,100	7,578,907
			44,878,605

CHINA	5.0%
HEALTH & HAPPINESS INTERNATIONAL HLDGS. LTD.*		133,500	1,016,364
JNBY DESIGN LTD.*		2,408,500	4,891,757
KINGBOARD LAMINATES HLDGS. LTD.*		4,925,500	7,142,044
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		10,082,000	10,148,544
SSY GROUP LTD.*		1,884,000	1,653,979
WUXI BIOLOGICS (CAYMAN), INC.*		1,481,400	14,241,690
YICHANG HEC CHANGJIANG PHARMACEUTICAL CO. LTD.*		1,303,200	6,002,737
			45,097,115

FINLAND	1.1%
METSA BOARD OYJ		1,010,900	10,143,829

FRANCE	5.5%
RUBIS SCA*		164,400	11,864,230
SOITEC SA*		80,400	5,826,947
TELEPERFORMANCE SA*		85,700	13,286,822
UBISOFT ENTERTAINMENT SA*		220,600	18,599,129
			49,577,128

GERMANY	7.0%
AIXTRON SE*		676,110	13,040,512
AURELIUS EQUITY OPPORTUNITIES SE*		236,523	16,472,501
EVOTEC AG*		749,300	14,659,616
GRENKE AG*		66,900	7,087,597
PUMA SE*		11,050	5,391,073
S&T AG*		295,800	6,540,576
			63,191,875
HONG KONG	0.4%
PC PARTNER GROUP LTD.*		5,398,000	3,865,442

JAPAN	27.4%
D.A. CONSORTIUM HLDGS., INC.*		537,100	12,366,853
EN-JAPAN, INC.		249,300	13,917,034
ES-CON JAPAN LTD.*		806,500	7,283,929
FUJI CORP.		670,500	13,069,094
FUJI ELECTRIC CO. LTD.		1,203,000	8,128,913
I'ROM GROUP CO. LTD.*		134,600	3,845,534
JAPAN LIFELINE CO. LTD.		498,900	14,052,002
JEOL LTD.		465,000	4,238,992
KOA CORP.		395,800	8,064,418
MAEDA CORP.		918,500	10,565,707
MARUWA CO. LTD.		107,000	8,276,021
NEXTAGE CO. LTD.		902,200	10,310,373
OPEN HOUSE CO. LTD.		432,800	26,316,583
OUTSOURCING, INC.		484,700	8,313,308
STAR MICRONICS CO. LTD.		346,800	6,352,269
SYSTENA CORP.		273,700	10,919,191
TOKAI CARBON CO. LTD.*		1,216,800	17,713,671
TSUGAMI CORP.		573,000	7,183,704
UT GROUP CO. LTD.*		449,100	14,350,266
V TECHNOLOGY CO. LTD.		59,600	17,055,777
YOKOGAWA BRIDGE HLDGS. CORP.		412,700	8,753,949
ZEON CORP.		1,200,700	17,174,620
			248,252,208

NETHERLANDS	3.7%
AALBERTS INDUSTRIES NV*		160,400	8,163,091
ASR NEDERLAND NV*		373,500	15,956,589
BE SEMICONDUCTOR INDUSTRIES NV*		95,625	9,771,941
			33,891,621

NORWAY	1.1%
SUBSEA 7 SA*		792,048	10,194,966

SINGAPORE	3.1%
VENTURE CORP. LTD.*		1,302,300	27,919,198

SPAIN	1.7%
MASMOVIL IBERCOM SA*		105,600	15,592,470

SWEDEN	2.3%
EVOLUTION GAMING GROUP AB*		204,500	11,202,460
TELE2 AB*		783,700	9,399,932
			20,602,392

SWITZERLAND	7.8%
AMS AG*		194,900	20,358,487
GEORG FISCHER AG*		9,808	13,111,531
LOGITECH INTERNATIONAL S.A.*		454,200	16,609,657
SWISS LIFE HLDG. AG*		27,575	9,815,662
VAT GROUP AG*		66,308	11,125,317
			71,020,654

UNITED KINGDOM	15.6%
B&M EUROPEAN VALUE RETAIL SA*		2,294,873	12,597,977
BURFORD CAPITAL LTD.*		1,173,600	22,062,626
CLINIGEN GROUP PLC		365,400	4,572,626
FEVERTREE DRINKS PLC*		342,960	12,663,731
GVC HLDGS. PLC		1,512,400	19,499,096
HAYS PLC		3,032,800	8,011,732
INTERMEDIATE CAPITAL GROUP PLC		1,113,100	15,334,795
IQE PLC*		4,958,100	8,931,258
JUST EAT PLC*		720,800	7,062,384
KEYWORDS STUDIOS PLC*		698,500	14,620,679
PAGEGROUP PLC*		1,537,300	11,570,727
SCAPA GROUP PLC*		656,500	4,520,345
			141,447,976

TOTAL EQUITIES
(COST: $705,601,546)			$840,706,820

TOTAL INVESTMENTS	92.8%
(COST: $705,601,546)			$840,706,820

OTHER ASSETS LESS LIABILITIES	7.2%		65,300,683

NET ASSETS - 100% (EQUIVALENT TO $25.85 PER SHARE BASED ON 35,043,016 SHARES OUTSTANDING)			$906,007,503

Cost of investments is $708,508,003 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$156,457,049
Gross unrealized depreciation			(24,258,232)
Net unrealized appreciation			$132,198,817

* Non-income producing security during the period ended March 31, 2018

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	11.8%
Consumer Staples	2.7%
Energy	2.4%
Financials	9.6%
Health Care	7.0%
Industrials	19.1%
Information Technology	25.9%
Materials	7.3%
Real Estate	2.9%
Telecommunications Service	2.8%
Utilities	1.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.3%
AUSTRALIA	6.1%
ALTIUM LTD.		403,200	$6,162,581
EVOLUTION MINING LTD.		8,030,300	18,688,025
KOGAN.COM LTD.		1,285,119	8,389,794
NEXTDC LTD.		3,538,000	17,771,521
THE A2 MILK CO. LTD.		1,446,400	12,730,986
			63,742,907

CANADA	4.9%
AIR CANADA*		906,300	18,830,838
MARTINREA INTERNATIONAL, INC.		872,800	10,317,249
PAREX RESOURCES, INC.*		950,200	13,363,570
SPIN MASTER CORP.*		213,200	8,776,877
			51,288,534

CHINA	5.0%
HEALTH & HAPPINESS INTERNATIONAL HLDGS. LTD.*		154,500	1,176,241
JNBY DESIGN LTD.*		2,783,000	5,652,381
KINGBOARD LAMINATES HLDGS. LTD.*		5,706,500	8,274,505
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		11,678,000	11,755,078
SSY GROUP LTD.*		2,182,000	1,915,596
WUXI BIOLOGICS (CAYMAN), INC.*		1,716,400	16,500,902
YICHANG HEC CHANGJIANG PHARMACEUTICAL CO. LTD.*		1,498,800	6,903,700
			52,178,403

FINLAND	1.1%
METSA BOARD OYJ		1,170,239	11,742,708

FRANCE	5.5%
RUBIS SCA*		190,300	13,733,352
SOITEC SA*		93,134	6,749,837
TELEPERFORMANCE SA*		99,300	15,395,349
UBISOFT ENTERTAINMENT SA*		255,565	21,547,082
			57,425,620

GERMANY	7.0%
AIXTRON SE*		782,724	15,096,836
AURELIUS EQUITY OPPORTUNITIES SE*		273,800	19,068,635
EVOTEC AG*		868,200	16,985,825
GRENKE AG*		77,395	8,199,470
PUMA SE*		12,878	6,282,918
S&T AG*		341,900	7,559,915
			73,193,599

HONG KONG	0.4%
PC PARTNER GROUP LTD.*		6,248,000	4,474,116

JAPAN	27.6%
D.A. CONSORTIUM HLDGS., INC.*		621,800	14,317,090
EN-JAPAN, INC.		288,100	16,083,022
ES-CON JAPAN LTD.*		932,100	8,418,290
FUJI CORP.		776,400	15,133,251
FUJI ELECTRIC CO. LTD.		1,392,000	9,406,024
I'ROM GROUP CO. LTD.*		155,500	4,442,648
JAPAN LIFELINE CO. LTD.		576,600	16,240,498
JEOL LTD.		539,000	4,913,585
KOA CORP.		457,500	9,321,554
MAEDA CORP.		1,063,200	12,230,222
MARUWA CO. LTD.		123,200	9,529,026
NEXTAGE CO. LTD.		1,042,400	11,912,583
OPEN HOUSE CO. LTD.		501,000	30,463,512
OUTSOURCING, INC.		560,100	9,606,527
STAR MICRONICS CO. LTD.		400,200	7,330,387
SYSTENA CORP.		315,100	12,570,833
TOKAI CARBON CO. LTD.*		1,404,200	20,441,763
TSUGAMI CORP.		663,000	8,312,034
UT GROUP CO. LTD.*		518,900	16,580,612
V TECHNOLOGY CO. LTD.		68,900	19,717,166
YOKOGAWA BRIDGE HLDGS. CORP.		476,900	10,115,721
ZEON CORP.		1,386,500	19,832,273
			286,918,621

NETHERLANDS	3.8%
AALBERTS INDUSTRIES NV*		185,800	9,455,750
ASR NEDERLAND NV*		432,389	18,472,433
BE SEMICONDUCTOR INDUSTRIES NV*		110,547	11,296,823
			39,225,006

NORWAY	1.1%
SUBSEA 7 SA*		915,500	11,783,997

SINGAPORE	3.1%
VENTURE CORP. LTD.*		1,507,500	32,318,353

SPAIN	1.8%
MASMOVIL IBERCOM SA*		122,255	18,051,680

SWEDEN	2.3%
EVOLUTION GAMING GROUP AB*		236,400	12,949,934
TELE2 AB*		905,335	10,858,859
			23,808,793

SWITZERLAND	7.9%
AMS AG*		225,723	23,578,137
GEORG FISCHER AG*		11,336	15,154,193
LOGITECH INTERNATIONAL SA*		525,200	19,206,059
SWISS LIFE HLDG. AG*		31,945	11,371,217
VAT GROUP AG*		76,792	12,884,348
			82,193,954

UNITED KINGDOM	15.7%
B&M EUROPEAN VALUE RETAIL SA*		2,659,950	14,602,110
BURFORD CAPITAL LTD.*		1,355,667	25,485,322
CLINIGEN GROUP PLC		422,137	5,282,635
FEVERTREE DRINKS PLC*		397,200	14,666,532
GVC HLDGS. PLC		1,750,600	22,570,166
HAYS PLC		3,490,800	9,221,628
INTERMEDIATE CAPITAL GROUP PLC		1,288,557	17,752,006
IQE PLC*		5,780,800	10,413,226
JUST EAT PLC*		834,656	8,177,943
KEYWORDS STUDIOS PLC*		808,600	16,925,241
PAGEGROUP PLC*		1,770,500	13,325,944
SCAPA GROUP PLC*		764,367	5,263,066
			163,685,819

TOTAL EQUITIES
(COST: $823,538,391)			$972,032,110

TOTAL INVESTMENTS	93.3%
(COST: $823,538,391)			$972,032,110

OTHER ASSETS LESS LIABILITIES	6.7%		70,001,544

NET ASSETS - 100% (EQUIVALENT TO $12.95 PER SHARE BASED ON 80,465,430 SHARES OUTSTANDING)			$1,042,033,654

Cost of investments is $827,042,162 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$173,424,015
Gross unrealized depreciation			(28,434,067)
Net unrealized appreciation			$144,989,948

* Non-income producing security during the period ended March 31, 2018

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	11.9%
Consumer Staples	2.7%
Energy	2.4%
Financials	9.6%
Health Care	7.0%
Industrials	18.4%
Information Technology	26.9%
Materials	7.3%
Real Estate	2.9%
Telecommunications Service	2.9%
Utilities	1.3%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

	Micro-Cap Fund	Small-Cap Opportunities Fund	Small-Cap Value Fund
Level 1 – Equities	$74,909,253	$10,606,175	$32,988,972
REITs	-	-	4,748,483
Total Level 1	74,909,253	10,606,175	37,737,455
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$74,909,253	$10,606,175	$37,737,455

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$8,582,193	$28,625,149
Total Australia	-	-
Total Europe	10,919,990	-
Total North America	31,377,500	-
Total Level 1	50,879,683	28,625,149
Level 2 - Equities
Total Asia	-	84,025,116
Total Level 2	-	84,025,116
Level 3	-	-
Total Investments	$50,879,683	$112,650,265

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$325,133,963	$375,889,493
Total Australia	55,031,341	63,742,907
Total Europe	415,662,911	481,111,176
Total North America	44,878,605	51,288,534
Total Level 1	840,706,820	972,032,110
Level 2 – Equities
Total Commercial Paper	-	-
Total Level 2	-	-
Level 3	-	-
Total Investments	$840,706,820	$972,032,110

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities valued at $84,025,116 and $25,000,000 at March 31, 2018 respectively for the China Opportunities Fund and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at March 31, 2018 but not at December 31, 2017 and the purchase or maturity of commercial paper.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 29, 2018